Epiphany FFV Fund
RISK/RETURN
Investment Objective
The Epiphany FFV Fund seeks long-term growth of capital.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):
Shareholder Fees Epiphany FFV Fund (USD $)	Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses Epiphany FFV Fund		Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class C shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		2.24%	2.07%
Total Annual Fund Operating Expenses		3.24%	3.82%
Fee Waiver and/or Expense Reimbursement	[1]	(1.74%)	(1.57%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%	2.25%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A shares and 2.50% of the average daily net assets of Class C shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Epiphany FFV Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Fund Class A shares	645	1,293	1,965	3,750
Epiphany FFV Fund Class C shares	328	1,022	1,836	3,954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 84%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets.  While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.  According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment on their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are equally weighted and rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares

During the period shown in the bar chart, the highest return for a quarter was 16.94% (quarter ended June 30, 2009) and the lowest return for a quarter was (16.20)% (quarter ended September 30, 2011).

Return for the quarter ending December 31, 2011 was 10.23%.

Return for Class C shares for the quarter ending December 31, 2009 was 27.06%, for the quarter ending December 31, 2010 was 12.38%, and for the quarter ending December 31, 2011 was 9.99%.

Updated performance information is available by calling 1-800-320-2185.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Epiphany FFV Fund	1 Year	Since Inception	Inception Date
Epiphany FFV Fund Class A shares	(5.49%)	0.66%	Mar 19, 2008
Epiphany FFV Fund Class A shares After Taxes on Distributions	(5.74%)	0.40%
Epiphany FFV Fund Class A shares After Taxes on Distributions and Sale of Fund Shares	(3.57%)	0.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Epiphany FFV Fund | Epiphany FFV Fund Class N shares
RISK/RETURN
Investment Objective
The Epiphany FFV Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment):
Shareholder Fees (USD $)	Epiphany FFV Fund Epiphany FFV Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses		Epiphany FFV Fund Epiphany FFV Fund Class N shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		2.16%
Total Annual Fund Operating Expenses		3.16%
Fee Waiver and/or Expense Reimbursement	[1]	(1.66%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class N shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class N shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Fund Epiphany FFV Fund Class N shares	153	819	1,510	3,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 84%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets. While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).   The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.  Accordingly, the Fund may hold securities that do not conform to the Adviser’s Screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended June 30, 2009) and the lowest return for a quarter was (22.41)% (quarter ended December 31, 2008).

Return for the quarter ending December 31, 2011 was 10.18%%.
Updated performance information is available by calling 1-800-320-2185.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Epiphany FFV Fund	1 Year	Since Inception	Inception Date
Epiphany FFV Fund Class N shares	(0.52%)	(0.69%)	Jan 8, 2007
Epiphany FFV Fund Class N shares After Taxes on Distributions	(0.79%)	(1.04%)
Epiphany FFV Fund Class N shares After Taxes on Distributions and Sale of Fund Shares	(0.34%)	(0.79%)
Epiphany FFV Fund Class N shares S&P 500	2.11%	(0.18%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Hillcrest FFV Small Cap Value Fund
RISK/RETURN
Investment Objective

The Hillcrest FFV Small Cap Value Fund seeks long-term growth of capital.  Prior to January 21, 2012, the Fund was known as the Epiphany FFV Focused Fund.  The Fund remains a part of the Epiphany Funds Trust.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):
Shareholder Fees Hillcrest FFV Small Cap Value Fund (USD $)	Hillcrest FFV Small Cap Value Fund Class A shares	Hillcrest FFV Small Cap Value Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses Hillcrest FFV Small Cap Value Fund		Hillcrest FFV Small Cap Value Fund Class A shares	Hillcrest FFV Small Cap Value Fund Class C shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		6.78%	7.18%
Total Annual Fund Operating Expenses		7.78%	8.93%
Fee Waiver and/or Expense Reimbursement	[1]	(6.28%)	(6.68%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%	2.25%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A shares and 2.50% of the average daily net assets of Class C shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Hillcrest FFV Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Hillcrest FFV Small Cap Value Fund Class A shares	645	2,133	3,539	6,726
Hillcrest FFV Small Cap Value Fund Class C shares	328	1,992	3,620	7,161

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 88%.

Principal Investment Strategy

The Hillcrest FFV Small Cap Value Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of small cap companies.  The Sub-Adviser uses behavioral finance to seek to avoid behavioral biases that may befall other managers.  The starting universe from which equity securities are selected is the Russell 2000 Value Index. The Fund focuses stock selection on small-cap companies (defined as those companies with market capitalizations between $130 million and $2 billion).

From these eligible securities, the portfolio managers use a disciplined, risk controlled investment process to select approximately 25 to 50 securities for the Fund's portfolio that are consistent with the Fund’s investment objective.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing other accounts since 2007.  The Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.

The Fund’s portfolio is intended to resemble the broad small cap market, add value through above market returns through superior stock selection, yet exhibit lower volatility than the small cap market.  Based on 20 years of research, the Sub-Advisor has developed proprietary stock ranking methodology that combines quantitative tools and fundamental analysis.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

All companies selected for investment must pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").   The overall theme of the FFV Scorecard is Faith and Family Values which are based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses,  employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against polarizing any of the issues listed above.

Eligible companies that are not excluding based on one of these factors will be further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative as part of the investment process.  Generally, the FFV Scorecard is designed to measure a company’s impact on people, their communities, and the market.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment. The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

All investments involve risk.  Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down.  You could lose money.  The Fund is intended for investors who can accept that there will be fluctuations in value.   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Stock Market Risk

The Fund invests in common stock. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad.  During a general downturn in securities markets, multiple asset classes may decline in value.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.  All stocks are subject to these risks.

Small Cap Risk

The Fund invests primarily in small cap companies, which can be especially sensitive to changing economic conditions as they do not have the resources or the operating track-record of larger companies.  Stocks of small cap companies may trade less frequently and in more limited volume than those of more mature companies, which may result in higher transaction costs.  Small cap companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition or in times of economic recession.

Moral Investing Risk

The Adviser or Sub-Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser or Sub-Adviser made decisions based solely on investment considerations.

ETF and Other Investment Company Risk

The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.

The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

REIT Risk

The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Risk

The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Hillcrest FFV Small Cap Value Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 14.95% (quarter ended December 31, 2011) and the lowest return for a quarter was (21.33)% (quarter ended September 30, 2011).

Class A Shares

During the period shown in the bar chart, the highest return for a quarter was 14.96% (quarter ended  December 31, 2011) and the lowest return for a quarter was (21.34)% (quarter ended  September 30, 2011).

Return for Class A shares for the quarter ending December 31, 2011 was 14.96%.  Return for Class C shares for the quarter ending December 31, 2011 was 14.73%.

Updated performance information is available by calling 1-800-320-2185.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Hillcrest FFV Small Cap Value Fund	1 Year	Since Inception	Inception Date
Hillcrest FFV Small Cap Value Fund Class A shares	(5.50%)	7.96%	Jul 28, 2010
Hillcrest FFV Small Cap Value Fund Class A shares After Taxes on Distributions	(6.98%)	6.68%
Hillcrest FFV Small Cap Value Fund Class A shares After Taxes on Distributions and Sale of Fund Shares	(3.19%)	6.17%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	11.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Epiphany FFV Strategic Income Fund
RISK/RETURN
Investment Objective
The Epiphany FFV Strategic Income Fund seeks income.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and on in the "Sales Charges" section page 15 of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):
Shareholder Fees Epiphany FFV Strategic Income Fund (USD $)	Epiphany FFV Strategic Income Fund Class A shares	Epiphany FFV Strategic Income Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses Epiphany FFV Strategic Income Fund		Epiphany FFV Strategic Income Fund Class A shares	Epiphany FFV Strategic Income Fund Class C shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		2.30%	2.24%
Acquired Funds Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		3.06%	3.75%
Fee Waiver and/or Expense Reimbursement	[1]	(1.80%)	(1.74%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursements)		1.26%	2.01%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 2.00% of the average daily net assets of the Class C shares, through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Epiphany FFV Strategic Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Strategic Income Fund Class A shares	622	1,237	1,876	3,585
Epiphany FFV Strategic Income Fund Class C shares	304	986	1,788	3,882

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Principal Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.   FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church. Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security. Accordingly the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

  Discounted price to potential market value

  Improving credit profiles yet unrecognized by the market

  Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.  Many high yield high risk fixed income securities may be illiquid at times.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares

During the period shown in the bar chart, the highest return for a quarter was 2.14% (quarter ended March 31, 2011) and lowest return for a quarter was (1.79)% (quarter ended September 30, 2011).

Return for Class A shares for the quarter ending December 31, 2011 was 2.04%. Return for Class C shares for the quarter ending December 31, 2011 was 1.93%.

Updated performance information is available by calling 1-800-320-2185.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Epiphany FFV Strategic Income Fund	1 Year	Since Inception	Inception Date
Epiphany FFV Strategic Income Fund Class A shares	(1.49%)	0.98%	Jul 28, 2010
Epiphany FFV Strategic Income Fund Class A shares After Taxes on Distributions	(2.45%)	(0.02%)
Epiphany FFV Strategic Income Fund Class A shares After Taxes on Distributions and Sale of Fund Shares	(0.97%)	0.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.94%	4.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class N shares
RISK/RETURN
Investment Objective
The Epiphany FFV Strategic Income Fund seeks income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment):
Shareholder Fees (USD $)	Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses		Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		2.40%
Acquired Funds Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		3.16%
Fee Waiver and/or Expense Reimbursement	[1]	(1.90%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.26%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class N shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares	128	796	1,489	3,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.  Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security.  Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

  Discounted price to potential market value

  Improving credit profiles yet unrecognized by the market

  Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Funds will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.  Many high yield, high risk fixed income securities may be illiquid at times.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 2.12% (quarter ended March 31, 2011) and lowest return for a quarter was (1.86)% (quarter ended September 30, 2011).

Return for the quarter ending December 31, 2011 was 2.09%.
Updated performance information is available by calling 1-800-320-2185.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Epiphany FFV Strategic Income Fund	1 Year	Since Inception	Inception Date
Epiphany FFV Strategic Income Fund Class N shares	3.67%	4.46%	Mar 1, 2010
Epiphany FFV Strategic Income Fund Class N shares After Taxes on Distributions	2.55%	3.29%
Epiphany FFV Strategic Income Fund Class N shares After Taxes on Distributions and Sale of Fund Shares	2.38%	3.12%
Epiphany FFV Strategic Income Fund Class N shares Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.94%	5.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for one class and after tax returns for other classes will vary.

Dana Large Cap Core Fund
RISK/RETURN
Investment Objective
The Dana Large Cap Core Fund seeks long-term growth of capital.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing in The Fund" section on page 10 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment):
Shareholder Fees Dana Large Cap Core Fund (USD $)	Dana Large Cap Core Fund Class A shares	Dana Large Cap Core Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases	5.00%	none
Maximum Deferred Sales Charge (Load)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (As a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses Dana Large Cap Core Fund		Dana Large Cap Core Fund Class A shares	Dana Large Cap Core Fund Class C shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		2.11%	2.11%
Acquired Funds Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		3.12%	3.87%
Fee Waiver and/or Expense Reimbursement	[1]	(1.61%)	(1.61%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.51%	2.26%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% and 2.25% of the average daily net assets for Class A and C shares, respectively, through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dana Large Cap Core Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Dana Large Cap Core Fund Class A shares	646	1,271	1,920	3,652
Dana Large Cap Core Fund Class C shares	329	1,033	1,856	3,995

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Investment Strategy

The Dana Large Cap Core Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999. Prior to March 1, 2011, the Fund was known as the Epiphany Large Cap Core Fund.  The Fund remains a part of the Epiphany Funds trust.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.  While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares

Updated performance information is available by calling 1-800-320-2185.

Return for Class C shares for the quarter ending December 31, 2011 was 9.74%. Return for Class A shares for the quarter ending December 31, 2011 was 10.10%.

During the period shown in the bar chart, the highest return for a quarter was 10.10% (quarter ended December 31, 2011) and the lowest return for a quarter was (17.07)% (quarter ended September 30, 2011).

Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Dana Large Cap Core Fund	1 Year	Since Inception	Inception Date
Dana Large Cap Core Fund Class A shares		6.50%	Mar 19, 2008
Dana Large Cap Core Fund Class A shares After Taxes on Distributions	(5.32%)	5.96%
Dana Large Cap Core Fund Class A shares After Taxes on Distributions and Sale of Fund Shares	(3.07%)	5.22%
Dana Large Cap Core Fund Class C shares	(1.57%)	9.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.74%

After tax returns are only shown for one class and after tax returns for other classes will vary.
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class N shares
RISK/RETURN
Investment Objective
The Dana Large Cap Core Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment):
Shareholder Fees (USD $)	Dana Large Cap Core Fund Dana Large Cap Core Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (As a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Annual Fund Operating Expenses		Dana Large Cap Core Fund Dana Large Cap Core Fund Class N shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		2.50%
Acquired Funds Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		3.51%
Fee Waiver and/or Expense Reimbursement	[1]	(2.00%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.51%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class N shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Dana Large Cap Core Fund Dana Large Cap Core Fund Class N shares	154	891	1,651	3,651

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Investment Strategy

The Dana Large Cap Core Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999.  Prior to March 1, 2011, the Fund was known as the Epiphany Large Cap Core Fund.  The Fund remains a part of the Epiphany Funds trust.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.  While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated performance information is available by calling 1-800-320-2185.

Return for Class N shares for the quarter ending December 31, 2011 was 10.17%

During the period shown in the bar chart, the highest return for a quarter was 10.17% (quarter ended December 31, 2011) and the lowest return for a quarter was (17.13)% (quarter ended September 30, 2011).

Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Dana Large Cap Core Fund	1 Year	Since Inception	Inception Date
Dana Large Cap Core Fund Class N shares	0.23%	13.67%	Mar 1, 2010
Dana Large Cap Core Fund Class N shares After Taxes on Distributions	(0.42%)	13.12%
Dana Large Cap Core Fund Class N shares After Taxes on Distributions and Sale of Fund Shares	0.16%	11.39%
Dana Large Cap Core Fund Class N shares S&P 500	2.11%	8.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

After tax returns are only shown for one class and after tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	EPIPHANY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001377031
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Epiphany FFV Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 84%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets.  While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.  According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment on their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are equally weighted and rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 16.94% (quarter ended June 30, 2009) and the lowest return for a quarter was (16.20)% (quarter ended September 30, 2011).

Return for the quarter ending December 31, 2011 was 10.23%.

Return for Class C shares for the quarter ending December 31, 2009 was 27.06%, for the quarter ending December 31, 2010 was 12.38%, and for the quarter ending December 31, 2011 was 9.99%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by calling 1-800-320-2185.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
Epiphany FFV Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Epiphany FFV Fund | Epiphany FFV Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,750
Annual Return 2009	rr_AnnualReturn2009	27.88%
Annual Return 2010	rr_AnnualReturn2010	13.48%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2008
Epiphany FFV Fund | Epiphany FFV Fund Class A shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Epiphany FFV Fund | Epiphany FFV Fund Class A shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Epiphany FFV Fund | Epiphany FFV Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,954
Epiphany FFV Fund | Epiphany FFV Fund Class N shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 84%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	819
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,352
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets. While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).   The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.  Accordingly, the Fund may hold securities that do not conform to the Adviser’s Screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended June 30, 2009) and the lowest return for a quarter was (22.41)% (quarter ended December 31, 2008).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	27.87%
Annual Return 2010	rr_AnnualReturn2010	13.32%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return for the quarter ending December 31, 2011 was 10.18%%.
Year to Date Return, Label	rr_YearToDateReturnLabel	Return for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by calling 1-800-320-2185.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007
Epiphany FFV Fund | Epiphany FFV Fund Class N shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Epiphany FFV Fund | Epiphany FFV Fund Class N shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Epiphany FFV Fund | Epiphany FFV Fund Class N shares | S&P 500
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Hillcrest FFV Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hillcrest FFV Small Cap Value Fund seeks long-term growth of capital.  Prior to January 21, 2012, the Fund was known as the Epiphany FFV Focused Fund.  The Fund remains a part of the Epiphany Funds Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 88%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Hillcrest FFV Small Cap Value Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of small cap companies.  The Sub-Adviser uses behavioral finance to seek to avoid behavioral biases that may befall other managers.  The starting universe from which equity securities are selected is the Russell 2000 Value Index. The Fund focuses stock selection on small-cap companies (defined as those companies with market capitalizations between $130 million and $2 billion).

From these eligible securities, the portfolio managers use a disciplined, risk controlled investment process to select approximately 25 to 50 securities for the Fund's portfolio that are consistent with the Fund’s investment objective.  The investment process is a sector-neutral relative-value approach that has been used by the Sub-Adviser in managing other accounts since 2007.  The Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.

The Fund’s portfolio is intended to resemble the broad small cap market, add value through above market returns through superior stock selection, yet exhibit lower volatility than the small cap market.  Based on 20 years of research, the Sub-Advisor has developed proprietary stock ranking methodology that combines quantitative tools and fundamental analysis.  Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

All companies selected for investment must pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").   The overall theme of the FFV Scorecard is Faith and Family Values which are based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses,  employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against polarizing any of the issues listed above.

Eligible companies that are not excluding based on one of these factors will be further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative as part of the investment process.  Generally, the FFV Scorecard is designed to measure a company’s impact on people, their communities, and the market.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment. The underlying securities of these other equities will not be subject to the FFV Scorecard.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Hillcrest FFV Small Cap Value Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of small cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk.  Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down.  You could lose money.  The Fund is intended for investors who can accept that there will be fluctuations in value.   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Stock Market Risk

The Fund invests in common stock. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad.  During a general downturn in securities markets, multiple asset classes may decline in value.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.  All stocks are subject to these risks.

Small Cap Risk

The Fund invests primarily in small cap companies, which can be especially sensitive to changing economic conditions as they do not have the resources or the operating track-record of larger companies.  Stocks of small cap companies may trade less frequently and in more limited volume than those of more mature companies, which may result in higher transaction costs.  Small cap companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition or in times of economic recession.

Moral Investing Risk

The Adviser or Sub-Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser or Sub-Adviser made decisions based solely on investment considerations.

ETF and Other Investment Company Risk

The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.

The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invest may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

REIT Risk

The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Risk

The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Hillcrest FFV Small Cap Value Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Hillcrest FFV Small Cap Value Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the period shown in the bar chart, the highest return for a quarter was 14.95% (quarter ended December 31, 2011) and the lowest return for a quarter was (21.33)% (quarter ended September 30, 2011).

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 14.96% (quarter ended  December 31, 2011) and the lowest return for a quarter was (21.34)% (quarter ended  September 30, 2011).

Return for Class A shares for the quarter ending December 31, 2011 was 14.96%.  Return for Class C shares for the quarter ending December 31, 2011 was 14.73%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for Class A shares for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by calling 1-800-320-2185.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
Hillcrest FFV Small Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.82%
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.28%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,726
Annual Return 2011	rr_AnnualReturn2011	(0.51%)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2010
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class A shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class A shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.68%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,992
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,161
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class N shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.09%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,726
Annual Return 2011	rr_AnnualReturn2011	(0.54%)
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class N shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class N shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Hillcrest FFV Small Cap Value Fund | Hillcrest FFV Small Cap Value Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.09%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,034
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,300
Epiphany FFV Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Strategic Income Fund seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional in the "Investing with Epiphany" section on page 28 of the Fund's prospectus and on in the "Sales Charges" section page 15 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.   FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church. Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security. Accordingly the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

  Discounted price to potential market value

  Improving credit profiles yet unrecognized by the market

  Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.  Many high yield high risk fixed income securities may be illiquid at times.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 2.14% (quarter ended March 31, 2011) and lowest return for a quarter was (1.79)% (quarter ended September 30, 2011).

Return for Class A shares for the quarter ending December 31, 2011 was 2.04%. Return for Class C shares for the quarter ending December 31, 2011 was 1.93%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for Class A shares for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by calling 1-800-320-2185.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
Epiphany FFV Strategic Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.80%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,585
Annual Return 2011	rr_AnnualReturn2011	3.65%
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2010
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class A shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class A shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.24%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[5]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,882
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class N shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Strategic Income Fund seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.40%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.90%)	[6]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,335
Strategy [Heading]	rr_StrategyHeading	Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.  Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

  Directly participate in abortion;

  Manufacture contraceptives;

  Engage in scientific research on human fetuses or embryos;

  Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

  Produce pornographic media content;

  Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

  Use company assets to advocate for or against any of the issues listed above.

  Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard™ is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security.  Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is not longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

  Discounted price to potential market value

  Improving credit profiles yet unrecognized by the market

  Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Funds will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.  Many high yield, high risk fixed income securities may be illiquid at times.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Funds will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the period shown in the bar chart, the highest return for a quarter was 2.12% (quarter ended March 31, 2011) and lowest return for a quarter was (1.86)% (quarter ended September 30, 2011).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Annual Return 2011	rr_AnnualReturn2011	3.67%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return for the quarter ending December 31, 2011 was 2.09%.
Year to Date Return, Label	rr_YearToDateReturnLabel	Return for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by calling 1-800-320-2185.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class N shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class N shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class N shares | Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Dana Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dana Large Cap Core Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing in The Fund" section on page 10 of the Fund's prospectus and in the "Sales Charges" section on page 15 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dana Large Cap Core Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999. Prior to March 1, 2011, the Fund was known as the Epiphany Large Cap Core Fund.  The Fund remains a part of the Epiphany Funds trust.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.  While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class A shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Updated performance information is available by calling 1-800-320-2185.

Return for Class C shares for the quarter ending December 31, 2011 was 9.74%. Return for Class A shares for the quarter ending December 31, 2011 was 10.10%.

During the period shown in the bar chart, the highest return for a quarter was 10.10% (quarter ended December 31, 2011) and the lowest return for a quarter was (17.07)% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for Class A shares for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	17.07%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are only shown for one class and after tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
Dana Large Cap Core Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.11%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[7]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,652
Annual Return 2011	rr_AnnualReturn2011	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2008
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class A shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class A shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.11%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[7]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,995
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class N shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dana Large Cap Core Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.50%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)	[8]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 53%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,651
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,651
Strategy [Heading]	rr_StrategyHeading	Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dana Large Cap Core Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund's investment sub-adviser (the “Sub-Adviser”) since 1999.  Prior to March 1, 2011, the Fund was known as the Epiphany Large Cap Core Fund.  The Fund remains a part of the Epiphany Funds trust.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.  While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's assets will be invested in large cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector Risk.  The Fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Dana Large Cap Core Fund by showing the performance of its Class N shares over the last year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales load and account fees are not reflected in the chart and that, if they were, returns would be less than those shown.
Annual Return 2011	rr_AnnualReturn2011	0.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Updated performance information is available by calling 1-800-320-2185.

Return for Class N shares for the quarter ending December 31, 2011 was 10.17%

During the period shown in the bar chart, the highest return for a quarter was 10.17% (quarter ended December 31, 2011) and the lowest return for a quarter was (17.13)% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for Class N shares for the quarter ending December 31, 2011 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are only shown for one class and after tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

After tax returns are only shown for one class and after tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class N shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.12%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class N shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Dana Large Cap Core Fund | Dana Large Cap Core Fund Class N shares | S&P 500
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%

[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A shares and 2.50% of the average daily net assets of Class C shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[2]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class N shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class N shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[3]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A shares and 2.50% of the average daily net assets of Class C shares through February 28, 2013. The Adviser has further agreed to reduce the waiver to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the one year period March 1, 2012 through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[4]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class N shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[5]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 2.00% of the average daily net assets of the Class C shares, through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[6]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class N shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[7]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% and 2.25% of the average daily net assets for Class A and C shares, respectively, through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.
[8]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class N shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days notice to shareholders.